Average Annual Total Returns - Centerstone Investors Fund		12 Months Ended	60 Months Ended	104 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.49%	10.06%	10.93%
Centerstone Investors Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return with sales charge before taxes
Average Annual Return, Percent		(5.28%)	0.60%	2.87%
Performance Inception Date		May 03, 2016
Centerstone Investors Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(1.02%)	0.87%	2.76%
Performance Inception Date		May 03, 2016
Centerstone Investors Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(0.04%)	1.87%	3.74%
Performance Inception Date		May 03, 2016
Centerstone Investors Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.58%)	1.62%	3.36%
Centerstone Investors Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.38%	1.55%	2.95%

[1]	The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index is not available for direct investment.